NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes Payable		$ 225,000	$ 275,000
Conventional Non-Convertible Notes Payable					$ 21,438
Unamortized Discount	$ (2,608,900)			$ 0
Net Related Party Notes Payable	11,810			11,810	760,886
Related Party Notes Payable [Member]
Convertible Notes Payable	228,424			0	161,000
Conventional Non-Convertible Notes Payable	11,810			11,810	328,423
Notes Payable with Detached Free-standing Warrants	1,000,000			0	280,119
Unamortized Discount	(771,576)			0	(8,656)
Net Related Party Notes Payable	240,234			11,810	$ 760,886
Current portion	$ (11,810)			$ (91,000)